Cash and Cash Equivalents and Bank Overdraft	12 Months Ended
Feb. 29, 2024
Cash and Cash Equivalents and Bank Overdraft [Abstract]
CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

13. CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

	As of February 29/28
Figures in Rand thousands	2024	2023

Cash on hand	1,965	398
Bank balances	457,366	318,630
Short-term deposits	196	646,762
Cash and cash equivalents in the consolidated statement of financial position	459,527	965,790
Bank overdrafts	(23,362)	(40)
Cash and cash equivalents in the consolidated statement of cash flows	436,165	965,750

Current assets	459,527	965,790
Current liabilities	(23,362)	(40)
	436,165	965,750

Information on cash flow management is included in Note 31.2 (b). Refer to Note 36 for information on the various facilities available to the Group.